Accrued Expenses and Other Payables	12 Months Ended
Sep. 30, 2024
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

13. ACCRUED EXPENSES AND OTHER PAYABLES

As of September 30, 2023 and 2024, accrued expenses and other payables consisted of the following:

	As of September 30,
	2023	2024
Other taxes payable (1)	$4,418,928	$4,662,122
Loans from third parties (2)	669,485	1,424,989
Payroll payable	398,260	455,394
Security deposit from a distributor	274,123	-
Other accrued expenses	358,559	373,763
Accrued expenses and other payables	$6,119,355	$6,916,268

(1)	The balance mainly was VAT payable of $4,016,656 and $4,242,155 as of September 30, 2023 and 2024, respectively.

(2)	The balance was interest-free loans from the third parties as of September 30, 2024, which was fully repaid in October 2024.